Restructuring Expenses (Summary of Aggregated Restructuring Expenses by Type) (Details) (EUR €) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Charges [Abstract]
Employee related expenses		€ 891	€ 0	€ 4,534
Contract termination related expenses		0	0	779
Transition expenses		0	0	3,806
Other expenses		0	0	2,082
Total restructuring expenses	€ 891	€ 891	€ 0	€ 11,201